CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities:
Net Loss	$ (444,407)	$ 22,561	$ (240,507,251)	$ 6,855	$ (20,916,885)	$ (64,046)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation Expense	$ 763		1,411		60
Loss on Acquisition			240,007,725		20,517,084
Issuance of Common Stock for Services			447,000		270,000
Related Party Contributed Services			7,500		12,650	$ 40,525
(Gain) Loss on Derivative Valuation			(52,180)		11,852
Related party contributed liabilities			$ 662
Non-cash contributed services				$ 20,150	12,650	$ 40,525
Non-cash expenses – capital contribution				8,537
Non-cash forgiveness of debt		$ (75,971)		(75,971)	(75,971)	$ (19,826)
Accretion of discount on convertible notes payable					99,726
(Gain) Loss on Settlement of Debt		$ (75,971)		$ (75,971)	(75,971)	$ (19,826)
Related Party Forgiveness of Debt					161,522	$ 1,527
Decrease (increase) in operating assets
Accounts receivable			$ (38,966)
Other receivable			(2,763)
Inventory			(9,998)
Pre-paid & Other Assets			(824)		(106)
Increase (decrease) in operating liabilities
Accounts Payable			$ 48,182	$ (40,301)	(116,816)	$ 31,585
Account payables - related party				77,180
Accrued interest - related party				$ 2,550
Accrued Expenses			$ 17,318		$ (171,705)
Related party payables			19,672
Advanced debt			6,599
Accrued Interest						$ 10,235
Net cash used in operating activities			(55,913)	$ (1,000)	$ (208,589)
Cash Flows From Investing Activities:
Purchase of fixed assets			(5,049)
Cash acquired in CMB asset acquisition			2,134
Cash Acquired in Merger with FTA					123,257
Net Cash (Used) by Investing Activities			$ (2,960)		123,257
Cash Flows from Financing Activities:
Sale of common stock				$ 1,000	1,000
Proceeds from short term RP debenture			$ 47,807		99,726
Net cash (used) provided by financing			47,807	$ 1,000	100,726
Net decrease in Cash and Cash Equivalent			(11,066)		$ 15,394
Cash at Beginning of Period			15,394
Cash at End of Period	$ 4,328		$ 4,328		$ 15,394
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for: Interest
Cash paid during the period for: Income taxes
Supplemental Disclosures of Non-Cash Transactions
Common stock issued for prepaid services			$ 73,000
Contributed payments on behalf of company				$ 152,097